Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Components of Lease Cost	The components of lease cost follow:

(in millions)	2020	2019
Operating lease cost	$26.8	$24.9
Variable lease cost	2.7	3.7
Short-term lease cost	3.9	2.7
Total lease cost	$33.4	$31.3

Summary of Lease Assets and Lease Liabilities
A summary of lease assets and liabilities follows:

(in millions)	December 31, 2020	December 31, 2019
Assets:
Operating lease right-of-use assets(1)	$68.3	$74.9
Liabilities:
Operating lease liabilities - current(2)	21.5	20.9
Operating lease liabilities - long-term(3)	53.1	59.7
Total lease liabilities	$74.6	$80.6
(1)Included in other long-term assets.
(2)Included in accrued and other current liabilities.
(3)Included in other long-term liabilities.

Maturity of Lease Liabilities
Maturity of lease liabilities as of December 31, 2020, follow:

(in millions)	2021	2022	2023	2024	2025	Thereafter	Total
Lease payments	$23.4	$17.5	$11.7	$7.9	$4.7	$18.9	$84.1
Less: imputed interest							(9.5)
Total lease liabilities							$74.6

Lease Term and Discount Rate	Lease Term and Discount Rate

	December 31, 2020	December 31, 2019
Operating leases:
Weighted-average remaining lease term (in years)	5.9	6.3
Weighted-average discount rate	3.3%	3.4%